Significant Accounting Policies - Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Significant Accounting Policies
Goodwill	¥ 191,077	¥ 126,344		$ 26,913
Provision for goodwill		0	¥ 0
Impairment loss on goodwill	¥ 0	¥ 0